Exhibit 99.9

Exception Grades

Run Date - 8/21/2025 11:59:57 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223806682		3158616973		34152533			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification of employment for co-borrower obtained within 10 business days of Note date.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable	08/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806682		3158616973		34152534			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.	-	Missing verification of employment for co-borrower obtained within 10 business days of Note date.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable Buyer Comment (2025-08-07): Please see most recent available paystub for [Redacted] (D0401) dated [Redacted] within [Redacted] business days prior to the [Redacted] note date, meeting Fannie Mae B3-3.1-07 Alternative Methods to Verify Employment guidelines.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806682		3158616973		34152540			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing verification of employment for co-borrower obtained within 10 business days of Note date.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable	08/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806682		3158616973		34152562			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing verification of employment for co-borrower obtained within 10 business days of Note date, resulting in a loan designation discrepancy.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable	08/07/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223806682		3158616973		34152563			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing verification of employment for co-borrower obtained within 10 business days of Note date.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable	08/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806682		3158616973		34152564			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing verification of employment for co-borrower obtained within 10 business days of Note date.				Reviewer Comment (2025-08-07): employment documentation in file and acceptable	08/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806683		3158616974		34135935			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file				Reviewer Comment (2025-08-08): [Redacted] Received Valid COC dated [Redacted] Buyer Comment (2025-08-07): See CIC indicating fee increase due to Program/Loan amount change.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223806683	3158616974	34135946	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial Closing Disclosure was signed/dated [Redacted] which was not at least 3 business days prior to closing. Please provide proof of receipt of the inital CD 3 business days prior to closing.	Reviewer Comment (2025-08-15): disclosure tracking shows borrower received initial CD 3 days prior to closing

Buyer Comment (2025-08-15): The disclosure tracking shows the initial CD was uploaded (received) by the borrower on [Redacted] and they signed it on [Redacted].

Reviewer Comment (2025-08-08): [Redacted] Received Disclosure tracking shows CD sent on [Redacted] and received by borrower on [Redacted] which is within 3 days of the closing. Provide evidence that borrower received the CD 3 days prior to closing.

Buyer Comment (2025-08-07): Please see e-sign audit trail showing initial CD provided on [Redacted].
																		08/15/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806694	3158617000	34140612	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $[Redacted] based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.	Reviewer Comment (2025-08-08): RCE received, HOI coverage in file is sufficient

Buyer Comment (2025-08-08): Please review RCE attached

Reviewer Comment (2025-08-08): disregarding prior comment as instructed by client

Buyer Comment (2025-08-08): disregard prior comment

Buyer Comment (2025-08-08): Please review sufficient coverage attached $[Redacted]

Reviewer Comment (2025-08-07): HOI coverage exceeding loan amount does not meet guideline requirements in this instance.

Buyer Comment (2025-08-07): Do not concur. The Hazard insurance coverage is sufficient for Loan Amount. Please cancel exception.
																		08/08/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806694		3158617000		34140620			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Insurance Binder Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-08-05): Sufficient Cure Provided At Closing		08/05/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes